SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SEGMENT REPORTING

NOTE 38 — SEGMENT REPORTING

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately. Discrete financial information is available for each segment, and segment performance is evaluated based on operating results. Adjustments to reconcile segment results to consolidated results are included under the caption “Intercompany” which eliminates the effect of transactions between the segments.

The Company’s business consists of five reportable business segments:

➢ Central — corporate and strategic management activities conducted through Genius Group Limited, Entrepreneur Resorts Pte Ltd, and Genius Group USA. This segment includes corporate oversight, group management, treasury, financing activities, and intercompany support functions.

➢ Academy — digital entrepreneur education, property investment education, memberships, certifications, management consultancy, and business development tools delivered through GeniusU Ltd, Property Investors Network Limited and Revealed Films.

➢ School — early childhood, primary, and middle school education delivered through Education Angels in New Zealand, Pro Education in Indonesia and University of Valley in California.

➢ Resorts — hospitality operations including safari lodges, villa accommodations, and café operations, comprising Tau Game Lodge, Matla Game Lodge, Vision Villas, and Genius Café, which support experiential learning, retreats, and community events.

➢ Discontinued operations — E-Squared Education Enterprises (“ESQ”), that ceased all operations in December 2024 and is currently subject to liquidation proceedings in South Africa. ESQ’s accounts have not been consolidated for the year ended December 31, 2025, and numbers for prior years have been classified within discontinued operations.

The detailed segment information of the Company is as follows:

	2025
	Central	Academy	School	Resorts	Discontinued operations	Total
Revenues	$—	$4,730,182	$1,459,332	$2,197,708	$—	$8,387,222
Depreciation and amortization(1)	$5,937	$2,093,137	$87,035	$146,077	$—	$2,332,186
Loss from operations	$(21,100,361)	$(5,592,854)	$(600,531)	$1,167,270	$—	$(26,126,476)
Net Profit/(Loss)	$(35,056,654)	$(20,240,059)	$(1,840,634)	$1,147,850	$—	$(55,989,497)
Interest Expense, net	$3,374,608	$48,731	$(51,285)	$19,423	$—	$3,391,477
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property, plant and equipment	$11,892	$30,035	$4,077,658	$8,827,123	$—	$12,946,708
Operating right of use assets	$—	$133,640	$1,298,711	$883,375	$—	$2,315,726
Total Assets	$76,358,374	$10,004,038	$14,908,235	$35,665,394	$—	$136,936,041
Total Liabilities	$14,204,290	$11,232,770	$10,957,615	$3,923,729	$—	$40,318,404

	2024
	Central	Academy	School	Resorts	Discontinued operations	Total
Revenues	$—	$5,381,488	$2,200,474	$—	$330,756	$7,912,718
Depreciation and amortization(1)	$5,812	$2,042,750	$9,965	$—	$—	$2,058,527
Loss from operations	$(14,747,828)	$(5,525,688)	$(1,100,445)	$—	$(1,888,238)	$(23,262,199)
Net Profit/(Loss)	$(13,057,563)	$(8,529,197)	$(2,258,538)	$—	$(1,094,524)	$(24,939,822)
Interest Expense, net	$1,069,472	$41,513	$22,127	$—	$—	$1,133,112
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property, plant and equipment	$13,472	$29,212	$39,477	$—	$219,370	$301,531
Operating right of use assets	$—	$—	$—	$—	$—	$—
Total Assets	$69,941,956	$25,778,354	$4,758,957	$—	$576,084	$101,055,351
Total Liabilities	$8,029,948	$9,683,103	$3,042,925	$—	$888,945	$21,644,921

	2023
	Central	Academy	School	Resorts	Discontinued operations	Total
Revenues	$-	$8,373,848	$9,712,312	$4,451,384	$525,210	$23,062,754
Depreciation and amortization	$10,611	$2,179,231	$744,290	$336,918	$(4,761)	$3,266,289
Loss from operations	$(10,471,950)	$(6,185,860)	$(4,215,096)	$205,893	$(2,067,558)	$(22,734,571)
Net Profit/(Loss)	$(12,252,348)	$11,081,038	$(3,727,459)	$234,862	$(1,047,315)	$(5,711,221)
Interest Expense, net	$2,870,200	$63,890	$720,593	$39,365	$-	$3,694,048
Capital Expenditures	$—	$—	$—	$—	$—	$—
Property, plant and equipment	$10,076	$30,509	$189,543	$—	$226,623	$456,751
Operating right of use assets	$—	$—	$—	$—	$—	$—
Total Assets	$4,055,247	$32,185,573	$5,669,528	$—	$1,303,425	$43,213,773
Total Liabilities	$5,232,994	$11,735,374	$4,144,069	$—	$2,386,343	$23,498,780

(1)	Consists of US$591,462 (2024: US$589,415) of depreciation and amortization which is included in cost of revenue and US$1,740,724 (2024: US$1,469,112) which is included in operating expenses in the accompanying statements of operations.

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	2025
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	8,395,429	$-	$7,992,808	-	$16,388,237
Asia / Pacific	42,508,949	20,631	12,548,835	41,573,761	-	96,652,176
North America / South America	-	-	30,332	-	-	30,332
	$42,508,949	$8,416,060	$12,579,167	$49,566,569	$-	$113,070,745

	2024
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	13,476,079	$-	$-	395,469	$13,871,548
Asia / Pacific	37,321,617	313,803	2,342,176	-	-	39,977,596
North America / South America	-	4,750,819	36,561	-	-	4,787,380
	$37,321,617	$18,540,701	$2,378,737	$-	$395,469	$58,636,524

A summary of revenue by geographic location appears below:

	For the Years Ended December 31, 2025
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	$3,540,448	$-	$1,753,925	$-	$5,294,373
Asia / Pacific	-	$904,803	$1,459,332	$443,783	-	$2,807,918
North America / South America	-	284,931	-	-	$-	$284,931
	$-	$4,730,182	$1,459,332	$2,197,708	$-	$8,387,222

	For the Years Ended December 31, 2024
	Central	Academy	School	Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	$3,247,425	$-	$-	$-	$3,247,425
Asia / Pacific	-	1,295,759	$919,927	-	-	2,215,686
North America / South America	-	838,304	1,280,547	-	-	2,118,851
	$-	$5,381,488	$2,200,474	$-	$-	$7,581,962

	For the Years Ended December 31, 2023
	Central	Academy	School		Resorts	Discontinued Operations	Total
Europe / Middle East / Africa	$-	$3,609,681	$		$4,289,448	$-	$7,899,129
Asia / Pacific	-	2,301,742		1,072,526	161,936	-	3,536,204
North America / South America	-	2,462,425		8,639,786	-	-	11,102,211
	$-	$8,373,848		$9,712,312	$4,451,384	$-	$22,537,544